Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of related party
During the nine months ended September 30, 2019 and 2020, other than disclosed elsewhere, the Company had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control

Schedule of related party transactions

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	1,494	3,492
Learning products provided to NetEase Group	7,118	6,362
Online marketing services provided to NetEase Group	20,488	13,785
Services and products purchased from NetEase Group
Services purchased from NetEase Group	52,200	121,124
Fixed assets and inventories purchased from NetEase Group	18,222	1,843
Loan related transactions
Interest expenses on short-term loans from NetEase Group	22,379	23,369
Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	69,603	—
Share-based compensation under NetEase Plan	3,183	2,177
Deemed distribution to NetEase	—	2,060

Schedule of related party balances

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
Amounts due from NetEase Group	14,930	5,728
Amounts due to NetEase Group	48,126	38,116
Short-term loans from NetEase Group	878,000	878,000